Equity - Additional information (Details)		1 Months Ended	12 Months Ended
	May 28, 2025 USD ($) $ / shares shares	Oct. 31, 2024	Dec. 31, 2025 USD ($) shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	May 27, 2025 USD ($) shares	Dec. 31, 2022 USD ($)
Equity
Par value per share | $ / shares			$ 1	$ 1	$ 1
Equity			$ 1,660,748,000	$ 1,517,960,000	$ 803,909,000		$ 862,369,000
Change in participation			(158,000)
Payment for acquisitions				30,949,000
Dividends paid to non-controlling interests			$ 49,456,000	$ 14,945,000	$ 13,656,000
Number of shares assigned to employees | shares			65,912	87,324	113,848
Number of shares delivered | shares			91,509	118,798	144,892
Dividends paid to non-controlling interests			$ 10,749,000
Corporacin Amrica Italia S.p.A.
Equity
Percentage of ownership interest held by Inframerica	25.00%		100.00%	75.00%	75.00%
Amount of difference between the fair value of the consideration paid and the carrying value			$ (17,639)
Payment to acquire non-controlling interest			41,785,000
Change in participation			$ 2,748,000
Corporacin Amrica Italia S.p.A. | Minimum
Equity
Percentage of ownership interest held by Inframerica	46.71%
Corporacin Amrica Italia S.p.A. | Maximum
Equity
Percentage of ownership interest held by Inframerica	62.28%
Corporacion America S.A. | Minimum
Equity
Percentage of ownership interest held by Inframerica			99.99%
Corporacion America S.A. | Maximum
Equity
Percentage of ownership interest held by Inframerica			100.00%
Cedicor S.A
Equity
Percentage of ownership interest held by Inframerica		100.00%	100.00%	100.00%	100.00%
Payment for acquisitions				$ 30,949,000
Share capital
Equity
Capital increase	$ 1,996,000		$ 1,996,000
Number of shares issued during the period | shares	1,996,439
Par value per share | $ / shares	$ 1
Percentage of ownership interest held by Inframerica	25.00%
Outstanding common shares | shares	165,219					163,223
Equity			165,219,000	163,223,000	$ 163,223,000		163,223,000
Share premium
Equity
Capital increase			38,004,000
Equity	$ 221,434,000		$ 221,434,000	$ 183,430,000	$ 183,430,000	$ 183,430,000	$ 183,430,000